OTHER EXPENSES	6 Months Ended
Jun. 30, 2022
Expenses by nature [abstract]
OTHER EXPENSES	NOTE 4: OTHER EXPENSES The other one-time expenses amounted $309 are attributed to the termination expenses of the previous CEO which were approved by the Shareholders General meeting.